Restructuring - Summary of Balance Sheet Components of Restructuring Activity (Details) - 2022 Restructuring Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Liability at beginning of period	$ 4,639	$ 0
Cost incurred	7,617	4,612
Release of accruals	669
Payments	(4,167)
Foreign currency translation adjustment	137	27
Liability at end of period	7,557	4,639
Personnel related
Restructuring Reserve [Roll Forward]
Liability at beginning of period	4,145	0
Cost incurred	7,457	4,121
Release of accruals	662
Payments	(3,667)
Foreign currency translation adjustment	137	24
Liability at end of period	7,410	4,145
Contract and other costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	494	0
Cost incurred	160	491
Release of accruals	7
Payments	(500)
Foreign currency translation adjustment	0	3
Liability at end of period	$ 147	$ 494